Cost of services (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cost Of Sales [Abstract]
Salaries and social security contributions	[1]	$ (191,058)	$ (210,799)	$ (184,623)
Concession fees	[2]	(171,429)	(191,933)	(176,492)
Construction services cost		(196,344)	(248,602)	(163,747)
Maintenance expenses		(130,979)	(145,787)	(126,924)
Amortization and depreciation		(141,824)	(100,674)	(89,540)
Services and fees		(58,850)	(54,479)	(49,045)
Cost of fuel		(38,911)	(27,818)	(19,458)
Taxes	[3]	(17,719)	(19,511)	(17,543)
Office expenses		(11,542)	(17,256)	(15,885)
Provision for maintenance costs		(2,092)	(2,314)	(4,679)
Others		(10,677)	(10,810)	(11,138)
Total		$ (971,425)	$ (1,029,983)	$ (859,074)

[1]	At the year-end, the number of employees was 6.1 thousand in 2018, 6.1 and 5.9 in 2017 and 2016.
[2]	Includes depreciation for Brazil concession assets of USD 24,780 as of December 31, 2018 (USD 29,816 as of December 31, 2017 and USD 24,592 as of December 31, 2016).
[3]	Mainly includes tax from turnover and municipal taxes.